INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Student base	12,510	17,910
Trademark	1,675	1,675
License	24,937	51,907
Total	39,122	71,492
Less: Accumulated amortization	(11,307)	(18,691)
Accumulated impairment loss	(9,831)	(10,413)
	17,984	42,388

The Group recognized amortization expense of RMB2,705, RMB3,180 and RMB7,575 for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, the Group expects to recognize amortization expenses of RMB12,317, RMB9,880, RMB7,963, RMB7,790 and RMB4,438 for the next five years, respectively, and nil thereafter.

The Group recorded nil, nil and RMB582 of impairment losses on intangible assets during the years ended December 31, 2023, 2024 and 2025.